Sales of Goods - Schedule of Sales of Goods (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments
Sale of cement, concrete, pavement, mortar and precast	S/ 1,906,849	S/ 1,850,238	S/ 1,963,826
Sale of construction supplies	56,873	74,096	114,024
Sale of other	14,349	25,741	37,896
Goods and services transferred at a point in time	1,890,481	1,929,019	2,115,746
Services transferred over time	87,590	21,056
Total sales of goods	1,978,071	1,950,075	2,115,746
Cement [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast	1,605,472	1,642,420	1,742,704
Sale of construction supplies
Sale of other
Goods and services transferred at a point in time	1,605,472	1,642,420	1,742,704
Services transferred over time
Total sales of goods	1,605,472	1,642,420	1,742,704
Concrete, Pavement and Mortar [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast	271,276	182,278	189,945
Sale of construction supplies
Sale of other
Goods and services transferred at a point in time	183,686	161,222	189,945
Services transferred over time	87,590	21,056
Total sales of goods	271,276	182,278	189,945
Precast [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast	30,101	25,540	31,177
Sale of construction supplies
Sale of other
Goods and services transferred at a point in time	30,101	25,540	31,177
Services transferred over time
Total sales of goods	30,101	25,540	31,177
Construction Supplies [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast
Sale of construction supplies	56,873	74,096	114,024
Sale of other
Goods and services transferred at a point in time	56,873	74,096	114,024
Services transferred over time
Total sales of goods	56,873	74,096	114,024
Other [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast
Sale of construction supplies
Sale of other	14,349	25,741	37,896
Goods and services transferred at a point in time	14,349	25,741	37,896
Services transferred over time
Total sales of goods	S/ 14,349	S/ 25,741	S/ 37,896